Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Trade payables	$ 330,963	$ 401,272	$ 232,842
Accrued interest	460,334	401,667	275,000
Accrued payroll and related obligations	236,688	260,153	468,012
Operating lease liabilities	267,960
Other accrued expenses	266,983	239,134
Other		284,134	471,331
Total	$ 1,562,928	$ 1,302,226	$ 1,447,185